Victory Core Plus Intermediate Bond Fund Expense Example - Victory Core Plus Intermediate Bond Fund	Apr. 30, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	700
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,285
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	899
Expense Example, with Redemption, 10 Years	1,761
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	239
Expense Example, with Redemption, 10 Years	$ 540